S000055522 [Member] Investment Objectives and Goals - Multi-Asset Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Strategy Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term total return with lower volatility than equity markets.